Average Annual Total Returns - VIPAssetManagerPortfolio-InvestorPRO - VIPAssetManagerPortfolio-InvestorPRO - VIP Asset Manager Portfolio	Apr. 29, 2024
VIP Asset Manager Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.90%
Past 5 years	7.40%
Past 10 years	5.32%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0001
Average Annual Return:
Past 1 year	13.58%
Past 5 years	7.17%
Past 10 years	5.67%